CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue
Total revenue	$ 154,490	$ 1,239,829	$ 6,385,992
Cost of revenue
Total cost of revenue	30,240	1,187,953	3,984,493
Gross profit	124,250	51,876	2,401,499
Operating expenses
Selling and marketing expenses	56,840	127,265	497,198
General and administrative expenses	794,226	680,657	652,667
Total operating expenses	851,066	807,922	1,149,865
(Loss) profit from operations	(726,816)	(756,046)	1,251,634
Other income (expenses)
Total other income (expenses), net	55,742	(24,554)	(12,143)
(Loss) income before income tax	(671,074)	(780,600)	1,239,491
Income tax expense	0	0	292,956
Net (loss) income	(671,074)	(780,600)	946,535
Other comprehensive income (loss)
Foreign currency translation gain (loss)	17,430	59,707	(21,436)
Comprehensive (loss) income	$ (653,644)	$ (720,893)	$ 925,099
Weighted average number of shares, basic	14,333,334	14,333,334	14,333,334
Weighted average number of shares, diluted	14,333,334	14,333,334	14,333,334
Basic (loss) earnings per share	$ (0.05)	$ (0.05)	$ 0.07
Diluted (loss) earnings per share	$ (0.050)	$ (0.050)	$ 0.070
Product [Member]
Revenue
Revenue	$ 0	$ 1,239,829	$ 5,219,063
Cost of revenue
Total cost of revenue	0	1,187,953	3,984,493
Service [Member]
Revenue
Revenue	154,490	0	1,166,929
Cost of revenue
Total cost of revenue	$ 30,240	$ 0	$ 0